Income Taxes - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Disclosure of income taxes [line items]
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries	$ 0
Expiry date of deductible temporary differences, unused tax losses and unused tax credits	With respect to tax legislation relating to concessions, such losses will expire in 2048
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards	$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate	30.00%
Decreto de Estímulos Fiscales Región Fronteriza Norte [Member]
Disclosure of income taxes [line items]
Income taxes rate		20.00%
MBJA and PACKAL [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%